BLACKROCK INDEX FUNDS, INC.

iShares Russell 2000 Small-Cap Index Fund

iShares MSCI EAFE International Index Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated March 10, 2021 to the Statement of Additional Information (“SAI”)

of the Funds, dated April 29, 2020, as supplemented to date

Effective immediately, the following changes are made to the Funds’ SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA, and Amy Whitelaw are the portfolio managers of Master Small Cap Index Series and MSCI EAFE International Index Fund and are jointly and primarily responsible for the day-to-day management of Master Small Cap Index Series and MSCI EAFE International Index Fund.

The sub-section entitled “Other Funds and Accounts Managed — Master Small Cap Index Series” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Suzanne Henige, CFA*	82 $137.15 Billion	1 $663.05 Million	0$0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	325 $1.48 Trillion	57 $74.87 Billion	36 $29.03 Billion	0 $0	1 $955.20 Million	25 $24.20 Billion
Alan Mason	335 $1.49 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Amy Whitelaw	343 $1.49 Trillion	107 $34.84 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of January 31, 2020.

The sub-section entitled “Other Funds and Accounts Managed — iShares MSCI EAFE International Index Fund” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Suzanne Henige, CFA*	82 $132.43 Billion	1 $663.05 Million	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	325 $1.47 Trillion	57 $74.87 Billion	36 $29.03 Billion	0 $0	1 $955.20 Million	25 $24.20 Billion
Alan Mason	335 $1.48 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Amy Whitelaw	343 $1.48 Trillion	107 $34.84 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of January 31, 2020.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes the compensation of Mr. Mason and Mses. Hsui and Whitelaw as of December 31, 2019 and the compensation of Ms. Henige as of January 31, 2020.

The last sentence of the sub-section entitled “Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of each of Mr. Mason and Mses. Henige, Hsui and Whitelaw is not measured against a specific benchmark.

The sub-section entitled “Fund Ownership” is deleted in its entirety and replaced with the following:

As of December 31, 2019, the end of each Fund’s most recently completed fiscal year, the dollar range of securities beneficially owned by the portfolio managers in the Funds is shown below:

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities of the Funds Beneficially Owned
Alan Mason	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Suzanne Henige, CFA*	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Jennifer Hsui, CFA	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Amy Whitelaw	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None

*	Information provided is as of January 31, 2020.

Shareholders should retain this Supplement for future reference.

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